Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Components of Company's Property, Plant and Equipment

The components of the Company’s property, plant and equipment at December 31, 2016 and 2015 were as follows:

	2016	2015
Land	$10.0	$10.0
Buildings	44.4	44.7
Machinery and equipment	109.2	121.4
	163.6	176.1
Less: Accumulated depreciation	(128.1)	(143.1)
Total	$35.5	$33.0